INCOME TAXES	12 Months Ended
Sep. 30, 2013
Income Taxes
NOTE 10. INCOME TAXES

The regional sources of tax losses for the years ended September 30, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
North America	$(127,369)	$(92,893)	$(262,060)
Outside North America	(631,107)	-	-
	$(758,476)	$(92,893)	$(559,314)

Tax losses by year of origin and year of expiry are as follows:

Origin	United States	Year of Expiry	Canada	Year of Expiry	Outside North America	Year of Expiry

1998	$212,899	2018
1999	795,878	2019
2000	6,179	2020
2001	292,351	2021
2002	1,017,792	2022
2003	1,189,476	2023
2004	790,108	2024
2005	2,166,634	2025	732,448	2015
2006	1,764,202	2026	682,619	2016
2007	1,530,976	2027			293,528	2014
2008	1,266,180	2028			99,852	2015
2009	208,940	2029	97,040	2019	78,953	2016
2010	477,350	2030	54,697	2020	27,267	2017
2011	77,922	2031	184,138	2021
2012	38,979	2032	90,950	2022
2013	3,502	2033	123,867	2023	631,107	2020
TOTAL	$11,839,368		$1,965,759		$1,130,707

CONSOLIDATED TAX LOSSES					$14,935,834

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2013	2012	2011
Deferred tax assets:
North America	$4,762,769	$4,718,827	$4,674,001
Outside North America	169,606	105,708	105,708
Sub-total	4,932,375	4,824,535	4,779,709
Less Valuation allowance	(4,932,375)	(4,824,535)	(4,779,709)
Net deferred tax assets	-	-	-

The valuation allowance as of September 30, 2013, 2012 and 2011 totaled $4,932,375, $4,824,535 and $4,779,709 respectively which consisted primarily of established reserves for deferred tax assets on non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 34.5% for North America and 15% for outside North America. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows:

	2013	2012	2011
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%

As of September 30, 2013, 2012 and 2011 the Company had no unrecognized tax benefits and as such required no adjustments to the financial statements. The Company records any interest and penalties related to tax matters within general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. These amounts are not material to the consolidated financial statements for the periods presented. The Company’s US and Canadian tax returns are subject to examination by respective tax authorities. Generally tax years 2007 – 2010 remain open to examination by those respective tax authorities. (IRS in the United States and Canada Customs and Revenue Agency in Canada).